MARKETABLE SECURITIES (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Abstract]
Available For Sale Securities	$ 259	$ 216
Cost	266	213
Gross unrealized holding gains	19	25
Gross unrealized holding losses	26	22
Available-for-sale securities by report caption
Cash and cash equivalents	10	9
Short-term investments	73	28
Other non-current	176	179
Available For Sale Securities	259	216
Contractual maturities of debt securities
2015	83
2016	0
2017	0
2018	0
2019	109
2020 and thereafter	1
Total maturities of available-for-sale securities, at fair value	$ 193